Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing Arrangements
Schedule of notes payable balances

December 31, 2022
Expected term	3 years
Discount rate	13.42%

	As of December 31, 2021
			SQN
	LSA	LSA	Equipment
	Tranche 1.1	Tranche 1.2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351

Schedule of notes payable future principal payments

The notes payable future contractual principal payments are as follows during the years noted (in thousands):

As of
December 31, 2022
2023	$1,205
2024	4,885
2025	15,550
Total future principal payments	$21,640

Schedule of net carrying amount of borrowings

The following table sets forth the net carrying amounts of borrowings as of December 31, 2022 (in thousands):

	Loan Payable,	Loan Payable,
	Current	Noncurrent	Total
SQN Equipment Loan	$876	$663	$1,539
A&R LSA (FVO)	20,101	—	20,101
Total loan payable	$20,977	$663	$21,640

SQN Equipment Loan

As of December 31, 2022
Total loan payable	$1,472
Add: accretion of final interest payable	106
Less: loan payable, current	(876)
Less: unamortized debt discount	(39)
Total loan payable, noncurrent	$663

A&R LSA (FVO)

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	20,000
Less: Payments	(250)
Change in fair value	351
Balance, December 31, 2022	$20,101

LSA Convertible Note

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	12,902
Change in fair value	2,527
Converted to common stock	(15,429)
Balance, December 31, 2022	$—

Summary of components of loss on debt extinguishment

Amount
Carrying value of extinguished debt	$30,407
Accrued interest	520
Fair value of new LSA	(28,154)
Fair value of LSA Convertible Note	(12,903)
Loss on extinguishment of debt	$(10,130)

Amount
Carrying value of extinguished debt	$29,351
Fair value of A&R LSA	(20,000)
Principal repayment	(3,000)
Fair value of common stock issued	(7,336)
Fair value of PIPE Incentive Shares issued	(11,738)
Fair value of Additional Period Shares liability	(1)
Financing fees	(614)
Loss on extinguishment of debt	$(13,338)